Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
2018	$ 130,000	$ 265,050
2019	40,400	60,600
2020
Net Minimum Lease Payments	$ 170,400	$ 325,650